Supplementary Financial Statement Information - Schedule of Income on Digital Assets, Net (Details) - Digital Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset, Activity [Line Items]
Unrealized gain on digital assets	$ 364,319
Commissions to custodian and to asset manager	(1,128)
Income on digital assets, net	$ 363,191